Putnam Short Duration Bond Fund
The fund's portfolio
1/31/23 (Unaudited)

CORPORATE BONDS AND NOTES (63.3%)(a)
	Principal amount	Value
Banking (17.4%)
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	$22,600,000	$19,846,221
Bank of America Corp. sr. unsec. unsub. FRN 3.55%, 3/5/24	2,430,000	2,426,229
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.45%, 3/3/26	32,011,000	31,721,889
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	21,565,000	21,328,381
Bank of Nova Scotia (The) sr. unsec. notes 1.30%, 6/11/25 (Canada)	7,434,000	6,864,363
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,444,435
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 0.65%, 2/27/24 (France)	7,500,000	7,162,875
BPCE SA 144A sr. unsec. notes 1.00%, 1/20/26 (France)	15,798,000	14,069,312
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,415,000	1,432,946
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	3,825,000	3,886,410
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	9,480,000	9,445,912
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	10,945,000	10,881,008
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	4,825,000	4,753,353
Credit Suisse AG sr. unsec. notes 4.75%, 8/9/24	2,785,000	2,729,464
Credit Suisse AG/New York, NY sr. unsec. unsub. notes 1.25%, 8/7/26	14,188,000	11,929,880
Credit Suisse Group AG company guaranty sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	8,128,718
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	10,000,000	8,793,656
Fifth Third Bancorp sr. unsec. sub. notes 2.375%, 1/28/25	4,248,000	4,052,742
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	6,917,000	7,250,596
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	12,868,000	12,861,759
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	7,500,000	7,369,959
JPMorgan Chase & Co. sr. unsec. unsub. FRN 4.023%, 12/5/24	4,627,000	4,581,373
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,172,257
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.797%, 7/23/24	6,042,000	6,001,638
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	18,030,000	17,758,538
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	2,113,000	2,075,380
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,528,078
Societe Generale SA 144A unsec. sub. notes 5.00%, 1/17/24 (France)	5,165,000	5,125,626
Truist Bank sr. unsec. notes Ser. BKNT, 2.15%, 12/6/24	2,500,000	2,392,466
Truist Bank sr. unsec. notes Ser. BKNT, 1.50%, 3/10/25	5,000,000	4,688,755
Truist Bank sr. unsec. unsub. notes Ser. BNKT, 3.20%, 4/1/24	5,643,000	5,550,510
Truist Financial Corp. sr. unsec. unsub. notes 4.00%, 5/1/25	958,000	943,330
UBS Group AG 144A sr. unsec. FRN 1.494%, 8/10/27 (Switzerland)	5,500,000	4,843,146
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.908%, 4/25/26	5,345,000	5,221,904
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	3,000,000	2,830,806

		269,093,915
Basic materials (3.6%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	1,690,000	1,711,819
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.05%, 3/15/25 (Germany)	857,000	863,580
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	893,000	874,099
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	10,693,000	9,211,129
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,295,160
Georgia-Pacific, LLC 144A sr. unsec. notes 1.75%, 9/30/25	4,244,000	3,927,318
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	8,790,000	7,829,143
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,250,779
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	8,686,000	7,962,969
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	894,000	887,530
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	6,623,758
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	3,450,000	3,433,733
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,136,477

		55,007,494
Capital goods (2.9%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	11,250,000	9,841,614
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	93,000	84,070
Boeing Co. (The) sr. unsec. notes 4.508%, 5/1/23	6,000,000	5,990,565
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	9,739,248
Northrop Grumman Corp. sr. unsec. notes 2.93%, 1/15/25	5,224,000	5,053,020
Republic Services, Inc. sr. unsec. notes 2.50%, 8/15/24	2,550,000	2,460,568
Republic Services, Inc. sr. unsec. notes 0.875%, 11/15/25	5,098,000	4,588,019
Waste Management, Inc. company guaranty sr. unsec. notes 0.75%, 11/15/25	7,700,000	6,980,856

		44,737,960
Communication services (5.2%)
American Tower Corp. sr. unsec. notes 1.60%, 4/15/26	8,806,000	7,958,350
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	4,403,000	4,057,916
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	9,547,000	8,725,334
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	7,247,000	7,208,296
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 4.50%, 2/1/24	5,500,000	5,446,966
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	2,213,000	2,201,626
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (ICE LIBOR USD 3 Month + 1.65%), 6.464%, 2/1/24	1,373,000	1,383,181
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	10,126,000	10,010,391
Cox Communications, Inc. 144A sr. unsec. notes 3.15%, 8/15/24	2,497,000	2,422,493
Crown Castle, Inc. sr. unsec. notes 3.20%, 9/1/24(R)	6,840,000	6,656,368
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	668,574
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	6,000,000	5,420,072
T-Mobile USA, Inc. company guaranty sr. notes 1.50%, 2/15/26	8,000,000	7,299,678
T-Mobile USA, Inc. company guaranty sr. unsec. notes 2.25%, 2/15/26	1,257,000	1,164,969
Verizon Communications, Inc. sr. unsec. unsub. notes 2.625%, 8/15/26	10,000,000	9,390,096

		80,014,310
Consumer cyclicals (6.3%)
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	10,575,000	9,610,983
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	10,620,000	9,336,418
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	7,949,516
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	3,840,481
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	15,000,000	13,336,835
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.05%, 3/8/24	6,327,000	6,052,720
Global Payments, Inc. sr. unsec. notes 1.20%, 3/1/26	5,280,000	4,694,748
Hyatt Hotels Corp. sr. unsec. unsub. notes 1.80%, 10/1/24	750,000	711,609
Interpublic Group of Cos., Inc. (The) sr. unsec. notes 4.20%, 4/15/24	2,354,000	2,328,690
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	9,870,000	9,805,132
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	5,960,000	5,777,599
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	4,700,000	4,146,349
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,138,000	1,079,626
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.35%, 6/8/27	9,440,000	9,214,180
Warnermedia Holdings, Inc. 144A company guaranty sr. unsec. notes 3.755%, 3/15/27	8,828,000	8,273,752

		96,158,638
Consumer finance (2.5%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	14,000,000	12,594,418
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 4.50%, 9/15/23 (Ireland)	5,850,000	5,817,762
Air Lease Corp. sr. unsec. notes 0.80%, 8/18/24	8,500,000	7,919,477
Air Lease Corp. sr. unsec. unsub. notes 4.25%, 9/15/24	5,539,000	5,449,034
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	6,485,000	6,373,383

		38,154,074
Consumer staples (2.9%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	9,275,000	8,165,053
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	3,000,000	2,817,159
GSK Consumer Healthcare Capital US, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	4,040,000	3,824,168
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	6,850,000	5,943,014
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	1,392,000	1,381,400
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 11/15/25	3,456,000	3,342,256
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	8,829,158
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	10,000,000	9,962,500

		44,264,708
Energy (0.7%)
Continental Resources, Inc. 144A company guaranty sr. unsec. notes 2.268%, 11/15/26	1,674,000	1,487,901
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	2,735,000	2,738,569
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	2,000,000	2,011,487
Total Energies Capital International SA company guaranty sr. unsec. unsub. notes 2.434%, 1/10/25 (France)	4,248,000	4,089,756

		10,327,713
Financial (1.0%)
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	2,715,000	2,630,338
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	10,200,000	10,137,304
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	1,903,280

		14,670,922
Health care (3.6%)
AbbVie, Inc. sr. unsec. sub. notes 2.60%, 11/21/24	10,937,000	10,540,078
AbbVie, Inc. sr. unsec. unsub. notes 3.20%, 5/14/26	9,905,000	9,509,828
Bristol-Myers Squibb Co. sr. unsec. sub. notes 0.75%, 11/13/25	314,000	284,925
Cigna Corp. sr. unsec. notes 1.25%, 3/15/26	5,543,000	4,994,378
CVS Health Corp. sr. unsec. unsub. notes 2.875%, 6/1/26	8,500,000	8,043,909
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.20%, 11/15/24 (Luxembourg)	4,414,000	4,229,084
GE Healthcare Holding, LLC 144A company guaranty sr. unsec. notes 5.65%, 11/15/27	2,020,000	2,092,928
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	1,448,000	1,402,593
Novartis Capital Corp. company guaranty sr. unsec. notes 1.75%, 2/14/25	8,477,000	8,046,606
UnitedHealth Group, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/15/26	4,211,000	3,879,055
Zoetis, Inc. sr. unsec. notes 3.25%, 2/1/23	2,500,000	2,500,000

		55,523,384
Insurance (1.9%)
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	10,519,848
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	2,996,432
Corebridge Financial, Inc. 144A sr. unsec. notes 3.65%, 4/5/27	6,415,000	6,131,354
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,122,726
Pricoa Global Funding I 144A notes 2.40%, 9/23/24	5,000,000	4,793,960
Willis North America, Inc. company guaranty sr. unsec. unsub. notes 4.65%, 6/15/27	2,635,000	2,607,741

		29,172,061
Investment banking/Brokerage (5.1%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	8,880,000	7,877,149
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	5,914,000	5,737,260
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,547,259
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	8,270,000	7,460,663
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)	6,750,000	6,159,865
Discover Bank sr. unsec. notes Ser. BKNT, 3.35%, 2/6/23	2,023,000	2,022,666
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	13,426,947
Goldman Sachs Group, Inc. (The) sr. unsec. notes 3.50%, 4/1/25	3,125,000	3,033,510
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,584,110
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 4.00%, 3/3/24	4,119,000	4,079,479
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.875%, 1/27/26	10,900,000	10,644,313
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	9,666,490

		78,239,711
Real estate (0.7%)
Digital Realty Trust LP company guaranty sr. unsec. unsub. notes 5.55%, 1/15/28(R)	4,500,000	4,598,142
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	2,785,000	2,764,113
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	2,339,000	2,264,917
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	876,000	809,376

		10,436,548
Technology (4.7%)
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	6,000,000	5,874,287
Apple, Inc. sr. unsec. notes 1.125%, 5/11/25	7,691,000	7,162,679
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	5,295,000	5,101,964
Cisco Systems, Inc. sr. unsec. unsub. notes 2.60%, 2/28/23	4,585,000	4,578,296
Dell International, LLC/EMC Corp. company guaranty sr. notes 4.00%, 7/15/24	1,500,000	1,479,419
Dell International, LLC/EMC Corp. sr. unsec. notes 5.45%, 6/15/23	799,000	799,970
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27	4,600,000	4,417,489
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	5,137,000	5,120,414
Microchip Technology, Inc. company guaranty sr. notes 2.67%, 9/1/23	1,600,000	1,577,209
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	2,912,000
Oracle Corp. sr. unsec. notes 2.50%, 4/1/25	6,500,000	6,197,464
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	3,400,000	3,100,803
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	10,000,000	9,363,474
VMware, Inc. sr. unsec. notes 1.40%, 8/15/26	13,989,000	12,387,447
Workday, Inc. sr. unsec. notes 3.50%, 4/1/27	1,600,000	1,530,429

		71,603,344
Transportation (0.6%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.95%, 3/10/25	1,541,000	1,497,017
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.45%, 7/1/24	2,300,000	2,234,054
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 2.70%, 11/1/24	5,000,000	4,767,582
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,239,778

		9,738,431
Utilities and power (4.2%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,409,222
American Electric Power Co., Inc. jr. unsec. sub. notes 2.031%, 3/15/24	1,140,000	1,101,587
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,602,016
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.95%, 6/1/26	3,805,000	3,902,692
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	478,000	474,401
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,697,872
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	391,000	392,713
Energy Transfer LP company guaranty sr. unsec. notes 4.50%, 4/15/24	3,970,000	3,937,167
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	174,000	166,000
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 3.35%, 3/15/23	4,660,000	4,651,798
Eversource Energy sr. unsec. unsub. notes Ser. H, 3.15%, 1/15/25	5,978,000	5,781,642
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	900,764
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 4.15%, 7/15/27	3,500,000	3,344,775
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 4.30%, 5/1/24	6,450,000	6,402,731
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	2,150,000	2,148,760
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	2,855,000	2,764,582
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,797,842
Pacific Gas and Electric Co. sr. notes 3.25%, 2/16/24	5,000,000	4,907,716
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	4,707,813
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	7,250,000	7,007,559

		65,099,652

Total corporate bonds and notes (cost $1,046,347,689)		$972,242,865

MORTGAGE-BACKED SECURITIES (18.7%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$12,715	$12,915
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	4,816	4,784
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	4,766	4,552
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	10,555	10,159
Federal National Mortgage Association REMICs Trust Ser. 98-W2, Class X, IO, 0.059%, 6/25/28(WAC)	4,869	73
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	5,452	5,401

		37,884
Commercial mortgage-backed securities (10.3%)
ACRE Commercial Mortgage, Ltd. 144A FRB Ser. 21-FL4, Class A, 5.30%, 12/18/37 (Cayman Islands)	1,661,568	1,620,028
ACRES Commercial Realty, Ltd. 144A FRB Ser. 21-FL1, Class A, 5.665%, 6/15/36	2,345,000	2,289,409
AREIT Trust 144A
FRB Ser. 20-CRE4, Class C, 7.518%, 4/15/37	4,395,000	4,340,063
FRB Ser. 19-CRE3, Class A, 5.867%, 9/14/36	259,910	256,045
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.313%, 1/15/49(WAC)	13,903	—
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.766%, 11/15/54(WAC)	53,491,940	1,602,100
FRB Ser. 17-BNK8, Class XA, IO, 0.713%, 11/15/50(WAC)	25,880,812	728,959
BDS Ltd. 144A FRB Ser. 21-FL8, Class B, 5.82%, 1/18/36 (Cayman Islands)	3,538,000	3,316,100
BDS, Ltd. 144A FRB Ser. 21-FL10, Class A, 5.82%, 12/16/36 (Cayman Islands)	1,993,000	1,928,228
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.366%, 8/10/49(WAC)	7,934,157	276,087
FRB Ser. 17-CD6, Class XA, IO, 0.875%, 11/13/50(WAC)	17,805,116	490,810
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.607%, 5/10/58(WAC)	28,432,881	1,096,298
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	152,737	137,433
Citigroup Commercial Mortgage Trust
FRB Ser. 14-GC19, Class GC19, 5.088%, 3/11/47(WAC)	1,191,000	1,157,519
Ser. 13-GC11, Class C, 4.134%, 4/10/46(WAC)	4,918,000	4,828,935
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.088%, 3/11/47(WAC)	2,888,000	2,710,716
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.298%, 12/10/44(WAC)	332,000	328,348
FRB Ser. 13-CR11, Class B, 5.11%, 8/10/50(WAC)	5,161,000	5,056,341
FRB Ser. 13-CR13, Class C, 4.876%, 11/10/46(WAC)	6,422,000	6,102,274
FRB Ser. 14-CR17, Class C, 4.781%, 5/10/47(WAC)	1,040,000	951,118
Ser. 14-CR16, Class B, 4.582%, 4/10/47	2,457,000	2,350,030
FRB Ser. 15-CR25, Class B, 4.518%, 8/10/48(WAC)	3,315,000	3,112,940
FRB Ser. 14-LC15, Class XA, IO, 1.047%, 4/10/47(WAC)	15,135,352	124,110
FRB Ser. 13-LC13, Class XA, IO, 0.956%, 8/10/46(WAC)	3,081,457	8,380
FRB Ser. 14-CR20, Class XA, IO, 0.944%, 11/10/47(WAC)	51,251,305	607,328
FRB Ser. 15-CR26, Class XA, IO, 0.899%, 10/10/48(WAC)	39,666,355	740,730
FRB Ser. 15-LC21, Class XA, IO, 0.654%, 7/10/48(WAC)	63,201,253	783,639
FRB Ser. 14-CR14, Class XA, IO, 0.511%, 2/10/47(WAC)	26,987,013	93,186
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	360,469	329,323
FRB Ser. 13-CR9, Class AM, 4.293%, 7/10/45(WAC)	2,000,000	1,977,559
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 6.01%, 2/15/41(WAC)	497,986	182,761
CSAIL Commercial Mortgage Trust
Ser. 15-C1, Class XA, IO, 0.817%, 4/15/50(WAC)	44,257,167	504,753
FRB Ser. 18-CX12, Class XA, IO, 0.566%, 8/15/51(WAC)	184,556,013	4,886,859
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.708%, 12/15/49(WAC)	67,559,385	1,655,205
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.355%, 8/10/44(WAC)	3,280,722	2,903,548
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.569%, 9/25/27(WAC)	36,816,638	2,246,551
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.368%, 3/25/27(WAC)	17,882,000	867,277
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.883%, 6/25/26(WAC)	31,531,938	518,417
Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.754%, 9/25/27(WAC)	48,227,465	1,369,038
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.637%, 10/25/26(WAC)	66,661,438	1,234,637
FREMF Mortgage Trust 144A Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	383,312,281	675,396
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	3,097,379	3,067,347
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.055%, 1/10/47(WAC)	748,000	508,640
FRB Ser. 14-GC22, Class C, 4.686%, 6/10/47(WAC)	451,000	430,535
FRB Ser. 13-GC12, Class XA, IO, 1.295%, 6/10/46(WAC)	3,578,333	36
FRB Ser. 14-GC24, Class XA, IO, 0.697%, 9/10/47(WAC)	87,054,773	748,671
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.356%, 8/10/43(WAC)	1,563,000	1,253,007
FRB Ser. 11-GC5, Class B, 5.154%, 8/10/44(WAC)	3,315,000	2,664,588
Ser. 10-C1, Class B, 5.148%, 8/10/43	345,237	341,622
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.18%, 11/15/45(WAC)	2,525,000	2,436,607
FRB Ser. 14-C19, Class C, 4.653%, 4/15/47(WAC)	2,024,000	1,924,256
FRB Ser. 13-C12, Class C, 4.112%, 7/15/45(WAC)	4,088,000	3,917,388
FRB Ser. 15-C31, Class XA, IO, 0.815%, 8/15/48(WAC)	13,887,518	239,272
JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C15, Class D, 5.18%, 11/15/45(WAC)	5,100,000	4,864,392
JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 13-C10, Class XA, IO, 0.867%, 12/15/47(WAC)	1,292,597	1,922
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	1,760,517	1,693,526
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	532,000	414,481
FRB Ser. 12-LC9, Class D, 3.797%, 12/15/47(WAC)	173,000	172,908
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	94,429	41,359
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class AS, 3.141%, 4/20/48(WAC)	774,012	740,985
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C13, Class B, 4.743%, 11/15/46(WAC)	2,813,000	2,742,112
Ser. 13-C13, Class AS, 4.266%, 11/15/46	4,699,000	4,626,917
FRB Ser. 13-C9, Class C, 4.014%, 5/15/46(WAC)	3,168,000	2,854,517
Ser. 12-C6, Class B, 3.93%, 11/15/45	98,901	98,901
FRB Ser. 14-C17, Class XA, IO, 1.031%, 8/15/47(WAC)	4,568,276	37,784
FRB Ser. 15-C26, Class XA, IO, 0.966%, 10/15/48(WAC)	47,400,439	752,198
FRB Ser. 17-C34, Class XA, IO, 0.774%, 11/15/52(WAC)	235,414,984	6,274,610
FRB Ser. 16-C32, Class XA, IO, 0.654%, 12/15/49(WAC)	94,446,861	1,917,819
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.656%, 8/15/45(WAC)	6,424,000	5,927,542
FRB Ser. 13-C9, Class D, 4.102%, 5/15/46(WAC)	1,837,000	1,624,799
FRB Ser. 13-C7, Class XB, IO, 0.229%, 2/15/46(WAC)	9,231,879	92
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.831%, 12/15/51(WAC)	61,569,096	2,237,587
FRB Ser. 16-UB12, Class XA, IO, 0.652%, 12/15/49(WAC)	26,358,267	525,181
FRB Ser. 18-L1, Class XA, IO, 0.505%, 10/15/51(WAC)	78,288,911	1,686,500
PFP, Ltd. 144A FRB Ser. 22-9, Class A, 6.752%, 8/19/35 (Bermuda)	2,323,000	2,276,540
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 6.41%, 1/25/37	1,751,000	1,741,787
FRB Ser. 21-FL6, Class B, 6.106%, 7/25/36	2,612,000	2,480,683
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.004%, 12/15/50(WAC)	11,110,831	400,045
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.78%, 5/10/63(WAC)	279,000	12,555
FRB Ser. 12-C2, Class XA, IO, 0.601%, 5/10/63(WAC)	2,119,899	21
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class AS, 5.92%, 6/16/36	4,199,000	4,010,045
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.342%, 11/15/48(WAC)	198,945	62
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)	898,000	759,888
FRB Ser. 16-BNK1, Class XA, IO, 1.716%, 8/15/49(WAC)	22,079,525	1,009,034
FRB Ser. 19-C50, Class XA, IO, 1.412%, 5/15/52(WAC)	31,885,383	2,094,838
FRB Ser. 17-C41, Class XA, IO, 1.153%, 11/15/50(WAC)	20,564,274	861,047
FRB Ser. 18-C48, Class XA, IO, 0.944%, 1/15/52(WAC)	20,505,054	897,916
FRB Ser. 16-C37, Class XA, IO, 0.805%, 12/15/49(WAC)	5,737,939	128,035
FRB Ser. 18-C44, Class XA, IO, 0.713%, 5/15/51(WAC)	66,466,257	1,880,197
FRB Ser. 15-LC20, Class XB, IO, 0.476%, 4/15/50(WAC)	10,567,000	97,322
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)	763,000	315,912
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C19, Class C19, 4.646%, 3/15/47(WAC)	1,086,000	1,003,810
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	601,000	588,109
FRB Ser. 12-C10, Class C, 4.327%, 12/15/45(WAC)	267,000	234,962
Ser. 13-C12, Class B, 3.863%, 3/15/48(WAC)	4,671,000	4,591,561
Ser. 12-C10, Class AS, 3.241%, 12/15/45	815,617	762,602
FRB Ser. 14-C22, Class XA, IO, 0.782%, 9/15/57(WAC)	23,764,135	218,583
FRB Ser. 14-C23, Class XA, IO, 0.55%, 10/15/57(WAC)	68,949,300	467,338
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-UBS1, Class D, 5.024%, 3/15/46(WAC)	6,641,000	6,356,019
Ser. 11-C4, Class D, 4.845%, 6/15/44(WAC)	2,130,000	1,777,937
Ser. 11-C4, Class E, 4.845%, 6/15/44(WAC)	40,000	31,138

		158,154,565
Residential mortgage-backed securities (non-agency) (8.4%)
Angel Oak Mortgage Trust 144A
Ser. 20-5, Class A3, 2.041%, 5/25/65(WAC)	781,408	723,819
Ser. 21-5, Class A2, 1.208%, 7/25/66(WAC)	4,326,073	3,871,835
Angel Oak Mortgage Trust I, LLC 144A Ser. 19-1, Class A3, 4.124%, 11/25/48(WAC)	9,964	9,925
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	639,095	599,006
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	173,560	160,815
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 5.106%, 9/25/45	97,482	87,379
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M2, (ICE LIBOR USD 1 Month + 3.35%), 7.856%, 10/25/27 (Bermuda)	472,769	472,996
FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 5.71%, 9/25/31 (Bermuda)	1,139,000	1,086,778
BRAVO Residential Funding Trust 144A
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60(WAC)	288,357	273,147
Ser. 21-B, Class A1, 2.115%, 4/1/69	3,610,832	3,376,792
Ser. 21-C, Class A1, 1.62%, 3/1/61	4,544,953	3,954,109
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	3,766,000	3,301,712
Cascade Funding Mortgage Trust 144A Ser. 21-HB6, Class M1, 1.805%, 6/25/36(WAC)	5,000,000	4,573,669
Cascade Funding Mortgage Trust, LLC 144A
Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	1,712,000	1,623,907
Ser. 21-HB5, Class M2, 1.847%, 2/25/31(WAC)	2,500,000	2,389,800
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.073%, 5/25/35(WAC)	73,773	71,399
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	87,168	85,390
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (ICE LIBOR USD 1 Month + 0.62%), 5.126%, 4/25/35	83,820	72,017
CSMC Trust 144A Ser. 20-RPL5, Class A1, 3.023%, 8/25/60(WAC)	639,985	623,536
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 3.00%), 7.506%, 11/25/28	600,000	605,638
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.206%, 11/25/28 (Bermuda)	247,773	246,991
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (ICE LIBOR USD 1 Month + 5.55%), 9.939%, 7/25/28	4,004,524	4,265,283
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.206%, 4/25/28	6,082,026	6,391,204
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class M2, (ICE LIBOR USD 1 Month + 2.35%), 6.856%, 4/25/30	335,126	338,529
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.11%, 10/25/50	129,630	131,284
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 6.96%, 7/25/42	2,534,432	2,566,113
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 6.906%, 2/25/47	13,398,144	13,465,135
Structured Agency Credit Risk Trust FRB Ser. 19-DNA3, Class M2, (ICE LIBOR USD 1 Month + 2.05%), 6.556%, 7/25/49	96,359	96,359
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.51%, 5/25/42	84,822	85,353
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.46%, 9/25/42	52,928	53,303
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.41%, 3/25/42	15,155	15,174
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.41%, 10/25/33	750,000	746,016
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 5.506%, 2/25/47	5,905,674	5,855,625
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.31%, 1/25/42	274,303	269,421
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.11%, 10/25/41	1,366,311	1,355,371
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M1, (US 30 Day Average SOFR + 0.75%), 5.06%, 10/25/33	2,204,492	2,190,963
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 11.456%, 8/25/28	57,682	61,031
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.256%, 8/25/28	2,959	3,144
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 10.406%, 10/25/28	144,107	150,591
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.206%, 4/25/28	4,480,344	4,728,831
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 9.806%, 10/25/28	599,939	629,979
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (ICE LIBOR USD 1 Month + 5.25%), 9.756%, 10/25/23	1,145,890	1,176,022
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 9.506%, 11/25/24	213,648	216,288
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.90%), 9.406%, 11/25/24	723,960	753,454
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (ICE LIBOR USD 1 Month + 4.40%), 8.906%, 1/25/24	7,994	8,225
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (ICE LIBOR USD 1 Month + 4.30%), 8.806%, 2/25/25	1,087	1,125
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 7.406%, 7/25/24	523,040	528,856
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.306%, 2/25/30	177,000	178,828
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (ICE LIBOR USD 1 Month + 2.60%), 7.106%, 5/25/24	897,340	910,812
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 6.856%, 1/25/31	821,157	828,342
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.26%, 6/25/42	148,098	151,146
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 6.956%, 7/25/31	89,162	89,273
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.81%, 9/25/42	3,386,520	3,405,104
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 6.656%, 11/25/39	386,747	383,920
Connecticut Avenue Securities Trust FRB Ser. 19-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.10%), 6.606%, 10/25/39	122,069	122,069
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.31%, 3/25/42	1,611,519	1,579,289
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.31%, 12/25/41	2,509,340	2,481,110
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.16%, 12/25/41	28,310	28,010
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (ICE LIBOR USD 1 Month + 0.16%), 4.666%, 11/25/36	528,074	516,599
FWD Securitization Trust 144A Ser. 19-INV1, Class A3, 3.11%, 6/25/49(WAC)	874,690	808,870
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60(WAC)	2,041,804	1,856,047
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	1,254,577	1,154,357
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60(WAC)	446,848	403,934
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (ICE LIBOR USD 1 Month + 0.36%), 4.866%, 5/25/36	463,473	115,573
Home Re, Ltd. 144A FRB Ser. 21-1, Class M1B, (ICE LIBOR USD 1 Month + 1.55%), 6.056%, 7/25/33 (Bermuda)	3,372,822	3,347,330
Homeward Opportunities Fund I Trust 144A Ser. 20-2, Class A1, 1.657%, 5/25/65(WAC)	28,438	28,263
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56(WAC)	2,031,147	1,714,362
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	3,470,952	3,483,958
Ser. 21-GS1, Class A1, 1.892%, 10/25/66	3,971,958	3,695,021
Ser. 21-GS3, Class A1, 1.75%, 7/25/61	1,957,622	1,817,928
Ser. 21-GS4, Class A1, 1.65%, 11/25/60	3,192,473	2,873,813
LHOME Mortgage Trust 144A Ser. 21-RTL2, Class A1, 2.09%, 6/25/26	6,536,000	6,101,578
MFRA Trust 144A Ser. 20-NQM1, Class A3, 2.30%, 8/25/49(WAC)	872,083	807,916
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 3.484%, 8/26/47(WAC)	932,568	906,043
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class A1M, (ICE LIBOR USD 1 Month + 0.90%), 5.406%, 1/25/48	213,933	209,115
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	1,952,701	1,799,218
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	766,760	705,420
New York Mortgage Trust 144A Ser. 21-BPL1, Class A1, 2.239%, 5/25/26	1,500,000	1,396,086
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (ICE LIBOR USD 1 Month + 1.55%), 6.056%, 7/25/28 (Bermuda)	164,210	163,948
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	199,759	186,390
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 5.556%, 10/25/34	126,228	122,736
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.20%), 7.706%, 2/25/29 (Bermuda)	1,570,000	1,556,152
FRB Ser. 19-2, Class M1B, (ICE LIBOR USD 1 Month + 1.75%), 6.256%, 6/25/29 (Bermuda)	275,289	275,087
Residential Mortgage Loan Trust 144A
Ser. 19-3, Class A2, 2.941%, 9/25/59(WAC)	177,773	174,264
Ser. 21-1R, Class A1, 0.859%, 1/25/65(WAC)	224,258	205,281
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 2.487%, 8/25/26(WAC)	2,039,000	1,850,393
Starwood Mortgage Residential Trust 144A Ser. 19-INV1, Class A2, 2.865%, 9/27/49(WAC)	1,381,182	1,368,483
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 5.356%, 5/25/47	399,720	318,895
Toorak Mortgage Corp., Ltd. 144A
Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	2,314,780	2,230,740
Ser. 21-1, Class A1, 2.24%, 6/25/24	1,850,000	1,765,596
VCAT Asset Securitization, LLC 144A Ser. 21-NPL1, Class A1, 2.289%, 12/26/50	407,709	389,883
Verus Securitization Trust 144A Ser. 19-INV3, Class A3, 3.10%, 11/25/59(WAC)	1,063,790	1,011,209

		129,811,730

Total mortgage-backed securities (cost $311,597,297)		$288,004,179

COLLATERALIZED LOAN OBLIGATIONS (2.3%)(a)
	Principal amount	Value
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 5.892%, 4/15/34 (Cayman Islands)	$2,517,000	$2,473,630
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 6.008%, 7/20/34 (Cayman Islands)	1,948,000	1,921,564
Apidos CLO XII 144A FRB Ser. 18-12A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.872%, 4/15/31 (Cayman Islands)	2,743,000	2,718,464
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.065%, 11/22/34 (Cayman Islands)	2,854,000	2,784,294
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 10/15/34 (Cayman Islands)	2,091,000	2,056,524
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 5.918%, 4/20/32 (Cayman Islands)	3,000,000	2,964,066
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 5.785%, 7/27/30 (Cayman Islands)	2,757,946	2,728,765
CIFC Funding, Ltd. 144A FRB Ser. 21-4A, Class A1R, (ICE LIBOR USD 3 Month + 0.95%), 5.766%, 10/24/30 (Cayman Islands)	2,535,274	2,508,866
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 5.888%, 4/20/31 (Cayman Islands)	1,957,000	1,925,508
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.215%, 10/22/30 (Cayman Islands)	2,250,000	2,209,457
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.082%, 1/15/35 (Cayman Islands)	1,655,000	1,618,360
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 5.848%, 7/20/32 (Cayman Islands)	3,424,000	3,372,270
Octagon Investment Partners 44, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 5.972%, 10/15/34 (Cayman Islands)	1,265,000	1,244,300
Saranac CLO VII, Ltd. 144A FRB Ser. 17-2A, Class BR, (ICE LIBOR USD 3 Month + 1.75%), 6.425%, 11/20/29 (Jersey)	1,000,000	949,782
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 5.815%, 4/13/31 (Cayman Islands)	1,500,000	1,479,572
Sound Point CLO XVIII, Ltd. 144A FRB Ser. 18-4A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 5.928%, 1/21/31 (Cayman Islands)	1,500,000	1,476,294
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 5.962%, 7/15/34 (Cayman Islands)	1,195,000	1,163,674

Total collateralized loan obligations (cost $35,660,109)		$35,595,390

ASSET-BACKED SECURITIES (1.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$1,722,577	$1,701,045
Mortgage Repurchase Agreement Financing Trust II 144A FRN Ser. 22-S1, Class A1, (US 30 Day Average SOFR + 2.00%), 6.228%, 3/30/25	1,800,000	1,800,000
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR + 1.25%), 5.55%, 6/15/23	5,986,000	5,986,000
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.256%, 5/25/55	5,328,000	5,017,559
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 1 Month + 1.25%), 5.756%, 7/25/51 (Ireland)	635,837	623,157
Station Place Securitization Trust 144A FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 5.77%, 5/29/23	7,541,000	7,541,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.106%, 1/25/46	108,895	107,959

Total asset-backed securities (cost $23,097,110)		$22,776,720

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27(i)	$106,000	$99,552

Total U.S. treasury obligations (cost $99,552)		$99,552

SHORT-TERM INVESTMENTS (13.3%)(a)
		Principal amount/shares	Value
Amcor Finance (USA), Inc. commercial paper 4.949%, 2/2/23		$5,000,000	$4,998,708
Arrow Electronics, Inc. commercial paper 4.960%, 2/1/23		5,000,000	4,999,325
Autonation, Inc. commercial paper 4.851%, 2/1/23		13,000,000	12,998,254
Aviation Capital Group, LLC commercial paper 4.981%, 2/1/23		7,500,000	7,499,074
Cabot Corp. commercial paper 4.659%, 2/1/23		5,000,000	4,999,370
Crown Castle, Inc. commercial paper 5.166%, 2/8/23		1,400,000	1,398,444
Dollar General Corp. commercial paper 4.703%, 2/15/23		5,000,000	4,990,144
ERAC USA Finance, LLC commercial paper 4.767%, 2/16/23		2,500,000	2,494,740
Fidelity National Information Services, Inc. commercial paper 4.913%, 2/1/23		5,000,000	4,999,370
FMC Corp. commercial paper 4.851%, 2/1/23		10,875,000	10,873,538
Humana, Inc. commercial paper 4.872%, 2/13/23		5,000,000	4,991,295
Mercedes-Benz Finance North America, LLC commercial paper 4.727%, 2/16/23		5,000,000	4,989,480
Mohawk Industries, Inc. commercial paper 4.713%, 2/2/23		2,550,000	2,549,353
Nutrien, Ltd. commercial paper 4.770%, 2/13/23 (Canada)		3,500,000	3,493,999
Plains All American Pipeline LP commercial paper 4.851%, 2/1/23		7,000,000	6,999,117
Protective Life Corp. commercial paper 4.658%, 2/7/23		5,000,000	4,995,411
Putnam Short Term Investment Fund Class P 4.58%(AFF)	Shares	79,592,914	79,592,914
Societe Generale SA commercial paper 5.806%, 11/13/23 (France)		$5,300,000	5,088,138
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.18%(P)	Shares	360,000	360,000
Suncor Energy, Inc. commercial paper 4.767%, 2/13/23 (Canada)		$2,500,000	2,495,733
Suncor Energy, Inc. commercial paper 4.990%, 2/2/23 (Canada)		3,500,000	3,499,112
Targa Resources Corp. commercial paper 5.051%, 2/1/23		5,000,000	4,999,411
Toronto-Dominion Bank (The) commercial paper 3.702%, 7/3/23 (Canada)		5,000,000	4,898,404
U.S. Treasury Bills 4.491%, 3/16/23(SEGSF)(SEGCCS)		2,800,000	2,785,056
U.S. Treasury Bills 4.530%, 3/2/23(SEGSF)(SEGCCS)		2,000,000	1,992,883
UDR, Inc. commercial paper 4.718%, 2/10/23		5,000,000	4,993,447
Westpac Banking Corp. commercial paper 4.690%, 9/13/23 (Australia)		6,125,000	5,938,226

Total short-term investments (cost $204,950,888)			$204,912,946
TOTAL INVESTMENTS

Total investments (cost $1,621,752,645)			$1,523,631,652

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$662,903,000	$238,645	(E)	$2,193,627	3/15/25	US SOFR — Annually	4.10% — Annually	$1,954,982
		301,561,000	4,933,538	(E)	1,210,462	3/15/28	3.70% — Annually	US SOFR — Annually	(3,723,076)

	Total				$3,404,089				$(1,768,094)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$2,939	$26,597	$6,503	5/11/63	300 bp — Monthly	$(3,548)
	CMBX NA BBB-.6 Index	BB/P	5,604	57,524	14,065	5/11/63	300 bp — Monthly	(8,427)
	CMBX NA BBB-.6 Index	BB/P	11,483	115,049	28,129	5/11/63	300 bp — Monthly	(16,580)
	CMBX NA BBB-.6 Index	BB/P	10,944	118,760	29,037	5/11/63	300 bp — Monthly	(18,024)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	B/P	16,784	79,974	29,542	5/11/63	500 bp — Monthly	(12,681)
	CMBX NA BB.7 Index	B-/P	1,123	22,000	7,185	1/17/47	500 bp — Monthly	(6,041)
	Credit Suisse International
	CMBX NA BBB-.7 Index	BB-/P	38,436	520,000	98,124	1/17/47	300 bp — Monthly	(59,385)
	Goldman Sachs International
	CMBX NA A.7 Index	BBB+/P	1,714	34,000	1,935	1/17/47	200 bp — Monthly	(207)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	B/P	22,651	30,076	11,110	5/11/63	500 bp — Monthly	11,570
	CMBX NA BB.7 Index	B-/P	627,248	1,281,000	418,375	1/17/47	500 bp — Monthly	210,121
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BB/P	269	619	151	5/11/63	300 bp — Monthly	119
	Morgan Stanley & Co. International PLC
	CMBX NA A.7 Index	BBB+/P	(6)	6,000	341	1/17/47	200 bp — Monthly	(345)
	CMBX NA BB.6 Index	B/P	9,332	25,974	9,595	5/11/63	500 bp — Monthly	(238)
	CMBX NA BB.6 Index	B/P	18,481	51,265	18,937	5/11/63	500 bp — Monthly	(407)

Upfront premium received			767,008		Unrealized appreciation			221,810

Upfront premium (paid)			(6)		Unrealized (depreciation)			(125,883)

	Total		$767,002				Total	$95,927
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$40,000	$2,276	1/17/47	(200 bp) — Monthly	$1,964
	CMBX NA BBB-.6 Index	(9,679)	94,018	22,987	5/11/63	(300 bp) — Monthly	13,253
	Credit Suisse International
	CMBX NA BB.7 Index	(52,019)	282,000	92,101	1/17/47	(500 bp) — Monthly	39,808
	CMBX NA BB.7 Index	(42,273)	257,000	83,936	1/17/47	(500 bp) — Monthly	41,413
	CMBX NA BB.7 Index	(3,989)	154,480	57,065	5/11/63	(500 bp) — Monthly	52,926
	CMBX NA BBB-.6 Index	(42,991)	224,530	54,898	5/11/63	(300 bp) — Monthly	11,775
	Goldman Sachs International
	CMBX NA BB.6 Index	(4,910)	32,810	12,120	5/11/63	(500 bp) — Monthly	7,178
	CMBX NA BB.7 Index	(15,401)	94,000	30,700	1/17/47	(500 bp) — Monthly	15,208
	CMBX NA BB.7 Index	(5,685)	28,000	9,145	1/17/47	(500 bp) — Monthly	3,432
	CMBX NA BB.7 Index	(4,086)	27,000	8,818	1/17/47	(500 bp) — Monthly	4,706
	CMBX NA BBB-.7 Index	(8,458)	104,000	19,625	1/17/47	(300 bp) — Monthly	11,106
	CMBX NA BBB-.7 Index	(135)	2,000	377	1/17/47	(300 bp) — Monthly	241
	CMBX NA BBB-.7 Index	(69)	1,000	189	1/17/47	(300 bp) — Monthly	119
	CMBX NA BBB-.7 Index	(68)	1,000	189	1/17/47	(300 bp) — Monthly	120
	JPMorgan Securities LLC
	CMBX NA BBB-.7 Index	(96,488)	411,000	77,556	1/17/47	(300 bp) — Monthly	(19,172)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	110,064	1/17/47	(500 bp) — Monthly	51,274
	CMBX NA BBB-.7 Index	(82)	1,000	189	1/17/47	(300 bp) — Monthly	106
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	39,845	1/17/47	(500 bp) — Monthly	15,105
	CMBX NA BB.7 Index	(15,619)	81,000	26,455	1/17/47	(500 bp) — Monthly	10,757
	CMBX NA BB.7 Index	(15,083)	75,000	24,495	1/17/47	(500 bp) — Monthly	9,339

Upfront premium received		—			Unrealized appreciation		289,830

Upfront premium (paid)		(400,417)			Unrealized (depreciation)		(19,172)

	Total	$(400,417)				Total	$270,658
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2022 through January 31, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,537,043,550.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/23
Short-term investments
	Putnam Short Term Investment Fund*	$98,133,483	$243,813,585	$262,354,154	$697,317	$79,592,914

	Total Short-term investments	$98,133,483	$243,813,585	$262,354,154	$697,317	$79,592,914
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $406,126.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,182,049.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk back in line with the benchmark, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $439,877 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $406,126 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$22,776,720	$—
Collateralized loan obligations	—	35,595,390	—
Corporate bonds and notes	—	972,242,865	—
Mortgage-backed securities	—	288,004,179	—
U.S. treasury obligations	—	99,552	—
Short-term investments	360,000	204,552,946	—

Totals by level	$360,000	$1,523,271,652	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(5,172,183)	$—

Totals by level	$—	$(5,172,183)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$1,015,400,000
OTC credit default contracts (notional)	$4,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com